UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

ALLIANCEBERNSTEIN INTERNATIONAL

GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2013

Date of reporting period: March 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein International Growth Fund

Portfolio of Investments

March 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.1%
Financials - 21.4%
Capital Markets - 7.0%
Aberdeen Asset Management PLC	2,276,840	$14,879,186
Azimut Holding SpA	313,607	5,084,667
Partners Group Holding AG	87,695	21,657,045
UBS AG (a)	603,650	9,282,457

		50,903,355

Commercial Banks - 5.9%
Bank Mandiri Persero Tbk PT	13,151,000	13,582,621
HSBC Holdings PLC	940,959	10,039,638
Itausa-Investimentos Itau SA (Preference Shares)	1,004,006	5,241,748
Sberbank of Russia (Sponsored ADR)	466,116	5,942,979
United Overseas Bank Ltd.	456,000	7,517,595

		42,324,581

Consumer Finance - 0.3%
Muthoot Finance Ltd.	624,890	2,093,123

Diversified Financial Services - 1.4%
FirstRand Ltd.	1,156,669	4,054,473
IG Group Holdings PLC	765,091	6,222,403

		10,276,876

Insurance - 5.0%
AIA Group Ltd.	3,792,200	16,624,232
Prudential PLC	1,189,620	19,321,256

		35,945,488

Thrifts & Mortgage Finance - 1.8%
Housing Development Finance Corp.	848,530	12,869,697

		154,413,120

Consumer Staples - 20.4%
Beverages - 7.2%
Anheuser-Busch InBev NV	255,773	25,428,289
Diageo PLC	527,340	16,616,774
Pernod-Ricard SA	77,170	9,618,290

		51,663,353

Food & Staples Retailing - 1.7%
Brazil Pharma SA	354,600	2,500,581
Olam International Ltd.	1,517,727	2,112,900
Raia Drogasil SA	355,100	3,786,913
Tsuruha Holdings, Inc.	40,700	3,975,488

		12,375,882

Food Products - 5.6%
Danone SA	184,196	12,825,342
Nestle SA	376,929	27,280,091

		40,105,433

Household Products - 1.8%
Reckitt Benckiser Group PLC	180,465	12,956,948

Company	Shares	U.S. $ Value
Tobacco - 4.1%
British American Tobacco PLC	552,728	$29,638,676

		146,740,292

Consumer Discretionary - 11.1%
Auto Components - 0.8%
Nokian Renkaat Oyj	128,560	5,735,501

Automobiles - 2.5%
Nissan Motor Co., Ltd.	1,279,600	12,412,672
Volkswagen AG (Preference Shares)	28,544	5,685,170

		18,097,842

Distributors - 0.6%
Li & Fung Ltd.	3,238,000	4,476,156

Diversified Consumer Services - 0.4%
Estacio Participacoes SA	118,600	2,576,538

Hotels, Restaurants & Leisure - 0.9%
Melco Crown Entertainment Ltd. (ADR) (a)	268,760	6,272,858

Media - 0.8%
Naspers Ltd.-Class N	91,471	5,699,201

Multiline Retail - 0.6%
Matahari Department Store Tbk PT (a)	3,665,000	4,148,701

Specialty Retail - 2.2%
Belle International Holdings Ltd.	2,111,000	3,538,120
Fast Retailing Co., Ltd.	25,700	8,218,527
Zhongsheng Group Holdings Ltd.	3,362,000	4,082,656

		15,839,303

Textiles, Apparel & Luxury Goods - 2.3%
Brunello Cucinelli SpA (a)(b)	226,379	4,772,720
Cie Financiere Richemont SA (SWX Europe)	154,495	12,163,659

		16,936,379

		79,782,479

Industrials - 11.1%
Aerospace & Defense - 1.2%
Safran SA	195,156	8,710,043

Commercial Services & Supplies - 1.1%
Aggreko PLC	302,350	8,205,910

Construction & Engineering - 1.2%
Larsen & Toubro Ltd.	352,900	8,907,174

Electrical Equipment - 1.2%
Schneider Electric SA	121,772	8,904,943

Industrial Conglomerates - 0.6%
Bidvest Group Ltd.	155,713	4,104,597

Machinery - 2.2%
Komatsu Ltd.	334,300	7,995,544
Melrose Industries PLC	1,842,720	7,463,046

		15,458,590

Company	Shares	U.S. $ Value
Professional Services - 2.2%
Experian PLC	273,085	$4,733,106
Intertek Group PLC	208,620	10,779,904

		15,513,010

Trading Companies & Distributors - 1.4%
Wolseley PLC	198,408	9,894,843

		79,699,110

Health Care - 10.3%
Health Care Equipment & Supplies - 2.0%
Cie Generale d’Optique Essilor International SA	56,550	6,292,672
Elekta AB-Class B	305,960	4,641,108
Shandong Weigao Group Medical Polymer Co., Ltd.-Class H	3,756,000	3,408,073

		14,341,853

Health Care Providers & Services - 0.4%
Life Healthcare Group Holdings Ltd.	789,900	2,972,229

Pharmaceuticals - 7.9%
Aspen Pharmacare Holdings Ltd. (a)	216,549	4,501,002
Bayer AG	68,390	7,067,830
Novo Nordisk A/S-Class B	52,030	8,386,306
Pharmstandard OJSC (GDR) (a)(c)	139,711	2,885,032
Roche Holding AG	98,340	22,925,331
Shire PLC	206,972	6,303,214
Sun Pharmaceutical Industries Ltd.	338,290	5,109,126

		57,177,841

		74,491,923

Information Technology - 8.9%
Electronic Equipment, Instruments & Components - 0.5%
Hon Hai Precision Industry Co., Ltd.	1,238,200	3,445,931

Internet Software & Services - 3.4%
Baidu, Inc. (Sponsored ADR) (a)	98,480	8,636,696
Mail.ru Group Ltd. (GDR) (c)	155,910	4,318,707
Tencent Holdings Ltd.	354,800	11,348,141

		24,303,544

IT Services - 1.2%
Tata Consultancy Services Ltd.	308,210	8,927,148

Semiconductors & Semiconductor Equipment - 3.8%
ASML Holding NV	97,684	6,579,592
Samsung Electronics Co., Ltd.	15,350	20,922,517

		27,502,109

		64,178,732

Materials - 5.9%
Chemicals - 4.0%
Croda International PLC	209,060	8,732,314
Filtrona PLC	230,240	2,552,839
Linde AG	62,750	11,688,914

Company	Shares	U.S. $ Value
Umicore SA	128,310	$6,035,165

		29,009,232

Metals & Mining - 1.9%
First Quantum Minerals Ltd.	387,950	7,378,249
Franco-Nevada Corp.	111,670	5,097,345
Kenmare Resources PLC (a)	2,528,798	1,116,750

		13,592,344

		42,601,576

Energy - 5.4%
Energy Equipment & Services - 2.3%
Schlumberger Ltd.	124,927	9,355,783
Technip SA	71,630	7,347,081

		16,702,864

Oil, Gas & Consumable Fuels - 3.1%
Africa Oil Corp. (a)(b)	259,820	1,835,271
Genel Energy PLC (a)	331,850	4,082,897
NovaTek OAO (Sponsored GDR) (c)	39,423	4,248,010
Ophir Energy PLC (a)	494,160	3,490,715
Tullow Oil PLC	258,896	4,846,471
Ultrapar Participacoes SA	159,600	4,035,907

		22,539,271

		39,242,135

Utilities - 1.6%
Multi-Utilities - 1.6%
National Grid PLC	970,230	11,273,844

Total Common Stocks (cost $521,312,797)		692,423,211

WARRANTS - 0.5%
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Hon Hai Precision Industry Co., Ltd., JPMorgan Chase Bank, NA, expiring 9/29/14 (a)(c) (cost $4,162,297)	1,317,131	3,622,110

SHORT-TERM INVESTMENTS - 2.4%
Investment Companies - 2.4%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.12% (d) (cost $17,317,213)	17,317,213	17,317,213

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.0% (cost $542,792,307)		$713,362,534

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
Investment Companies - 0.7%
AllianceBernstein Exchange Reserves-Class I, 0.09% (d) (cost $4,965,031)	4,965,031	4,965,031

Total Investments - 99.7% (cost $547,757,338) (e)		718,327,565	(f)
Other assets less liabilities - 0.3%		2,092,208

Net Assets - 100.0%		$720,419,773

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	1,934,559	USD	20,731	5/15/13	$174,089
Barclays Bank PLC	USD	14,845	EUR	11,145	5/15/13	(554,941)
Barclays Bank PLC	USD	15,664	HKD	121,551	5/15/13	(2,259)
Barclays Bank PLC	USD	44,278	JPY	4,115,082	5/15/13	(550,143)
Barclays Bank PLC	USD	38,568	NOK	213,825	5/15/13	(2,021,510)
BNP Paribas SA	AUD	16,906	USD	17,394	5/15/13	(150,131)
BNP Paribas SA	USD	6,046	AUD	5,781	5/15/13	(46,593)
Citibank	CAD	3,000	USD	3,034	5/15/13	83,828
Citibank	GBP	52,334	USD	82,132	5/15/13	2,631,393
Citibank	NZD	31,562	USD	26,280	5/15/13	(51,128)
Citibank	USD	10,340	JPY	978,646	5/15/13	59,749
Credit Suisse International	GBP	10,886	USD	16,867	5/15/13	330,126
Credit Suisse International	NOK	177,056	USD	30,334	5/15/13	71,548
Credit Suisse International	SEK	7,929	USD	1,251	5/15/13	35,297
Credit Suisse International	USD	42,734	CAD	43,630	5/15/13	173,989
Credit Suisse International	USD	37,479	SEK	241,119	5/15/13	(512,821)
Deutsche Bank	USD	2,180	CAD	2,242	5/15/13	24,711
Goldman Sachs	CHF	68,987	USD	75,343	5/15/13	2,631,888
HSBC Bank USA	CAD	16,317	USD	16,331	5/15/13	284,064
HSBC Bank USA	HKD	121,551	USD	15,678	5/15/13	16,289
HSBC Bank USA	NOK	10,569	USD	1,911	5/15/13	104,162
HSBC Bank USA	USD	31,847	NZD	38,370	5/15/13	163,645
Royal Bank of Scotland	EUR	35,292	USD	45,853	5/15/13	600,417
Royal Bank of Scotland	GBP	8,182	USD	13,076	5/15/13	646,425
Royal Bank of Scotland	SEK	157,822	USD	24,275	5/15/13	79,339
Royal Bank of Scotland	USD	29,692	CHF	27,910	5/15/13	(275,805)
Royal Bank of Scotland	USD	27,352	GBP	17,987	5/15/13	(27,803)
UBS Securities LLC	USD	38,054	EUR	28,402	5/15/13	(1,636,603)
Westpac Banking Corp.	NZD	6,808	USD	5,735	5/15/13	55,554
Westpac Banking Corp.	USD	55,584	AUD	54,221	5/15/13	684,828

						$3,021,604

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the aggregate market value of these securities amounted to $15,073,859 or 2.1% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of March 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $189,450,408 and gross unrealized depreciation of investments was $(18,880,181), resulting in net unrealized appreciation of $170,570,227.
(f)	On March 29, 2013, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2013 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

Country Breakdown*

March 31, 2013 (unaudited)

26.4%	United Kingdom
13.1%	Switzerland
7.5%	France
5.3%	India
4.6%	Japan
4.4%	Belgium
4.3%	Hong Kong
3.9%	China
3.4%	Germany
3.0%	South Africa
2.9%	South Korea
2.5%	Brazil
2.5%	Indonesia
13.8%	Other
2.4%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2013. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 2.4% or less in the following countries: Canada, Denmark, Finland, Ireland, Italy, Jersey (Channel Islands), Netherlands, Russia, Singapore, Sweden, Taiwan and United States.

AllianceBernstein International Growth Fund

March 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2013:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Financials	$13,277,850		$141,135,270		$	– 0	–	$154,413,120
Consumer Staples	6,287,494		140,452,798			– 0	–	146,740,292
Consumer Discretionary	12,998,097		66,784,382			– 0	–	79,782,479
Industrials	– 0	–	79,699,110			– 0	–	79,699,110
Health Care	5,857,261		68,634,662			– 0	–	74,491,923
Information Technology	12,955,403		51,223,329			– 0	–	64,178,732
Materials	12,475,594		30,125,982			– 0	–	42,601,576
Energy	13,391,690		25,850,445			– 0	–	39,242,135
Utilities	– 0	–	11,273,844			– 0	–	11,273,844
Warrants	– 0	–	– 0	–		3,622,110		3,622,110

Short-Term Investments	17,317,213		– 0	–	– 0	–	17,317,213
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,965,031		– 0	–	– 0	–	4,965,031

Total Investments in Securities	99,525,633		615,179,822		3,622,110		718,327,565
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	8,851,341		– 0	–	8,851,341
Liabilities
Forward Currency Exchange Contracts	– 0	–	(5,829,737)		– 0	–	(5,829,737)

Total^	$99,525,633		$618,201,426		$3,622,110		$721,349,169

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were di minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Total
Balance as of 6/30/12	$4,279,518		$4,279,518
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	(93,671)		(93,671)
Change in unrealized appreciation/depreciation	182,891		182,891
Purchases	– 0	–	– 0	–
Sales	(746,628)		(746,628)
Transfers into Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/13	$3,622,110		$3,622,110

Net change in unrealized appreciation/depreciation from investments held as of 3/31/13	$182,891		$182,891

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 22, 2013